UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      303,502
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC     Common Stock   01741R102 14726.00   232,017 SH       SOLE                  232,017      -    -
ALPHA NATURAL RESOURCES INC    Common Stock   02076X102  4544.00   100,000 SH       SOLE                  100,000      -    -
ANOORAQ RESOURCES CORP         Common Stock   03633E108  3599.00 5,000,000 SH       SOLE                5,000,000      -    -
AVALON RARE METALS INC         Common Stock   053470100  1251.00   180,000 SH       SOLE                  180,000      -    -
CENTURY ALUM CO                Common Stock   156431108 50080.00 3,200,000 SH       SOLE                3,200,000      -    -
CHESAPEAKE ENERGY CORP         Common Stock   165167107  5938.00   200,000 SH       SOLE                  200,000      -    -
CHINA MING YANG WIND POW-ADR   ADR            16951C108 35625.00 5,663,807 SH       SOLE                5,663,807      -    -
CITIGROUP INC                  Common Stock   172967424  2207.00    53,000 SH       SOLE                   53,000      -    -
COBALT INTERNATIONAL ENERGY    Common Stock   19075F106  4539.00   333,000 SH       SOLE                  333,000      -    -
EXXON MOBIL CORP               Common Stock   30231G102 16333.00   200,700 SH       SOLE                  200,700      -    -
FREEPORT MCMORAN COPPER & GOLD Common Stock   35671D857  3968.00    75,000 SH       SOLE                   75,000      -    -
HUDBAY MINERALS INC            Common Stock   443628102 33252.00 2,225,000 SH       SOLE                2,225,000      -    -
ISHARES MSCI BRAZIL            ETF            464286400 22005.00   300,000 SH       SOLE                  300,000      -    -
JPMORGAN CHASE & CO            Common Stock   46625H100  1924.00    47,000 SH       SOLE                   47,000      -    -
PETROLEO BRASILEIRO S.A.       ADR            71654V408  7619.00   225,000 SH       SOLE                  225,000      -    -
SEABRIDGE GOLD INC             Common Stock   811916105  1563.00    55,400 SH       SOLE                   55,400      -    -
STILLWATER MINING CO           Common Stock   86074Q102 14307.00   650,000 SH       SOLE                  650,000      -    -
TECK RESOURCES LTD-CL B        Common Stock   878742204 42001.00   827,777 SH       SOLE                  827,777      -    -
THOMPSON CREEK METALS CO INC   Common Stock   884768102 14721.00 1,475,000 SH       SOLE                1,475,000      -    -
WELLS FARGO & CO               Common Stock   949746101  2020.00    72,000 SH       SOLE                   72,000      -    -
WISDOMTREE INDIA EARNINGS      Common Stock   97717W422 21280.00   888,888 SH       SOLE                  888,888      -    -


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